SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2022
SEGMENT REPORTING
Schedule of segment information

	Clinical
	Operations	Research	Corporate	Total
Segment Information	$	$	$	$
Fiscal year ended March 31, 2022
Revenue	4,860,129	—	—	4,860,129
Net loss	(29,798,111)	(8,285,895)	(16,607,124)	(54,691,130)

Fiscal year ended March 31, 2021
Revenue	960,895	—	—	960,895
Net loss	(11,300,028)	(3,973,045)	(7,844,534)	(23,117,607)

	Clinical
	Operations	Research	Corporate	Total
Segment Information	$	$	$	$
As at March 31, 2022
Total assets	35,065,390	487,360	66,583,619	102,136,369
Total liabilities	31,151,552	392,858	3,633,198	35,177,608

As at March 31, 2021
Total assets	10,973,658	608,469	114,867,878	126,450,005
Total liabilities	7,948,513	118,859	4,819,975	12,887,347

Geographic Information	Canada	United States	Jamaica	Netherlands	Australia	Total
	$	$	$	$	$	$
Fiscal year ended March 31, 2022
Revenue	1,534,842	3,159,435	—	165,852	—	4,860,129
Net loss	(28,549,971)	(21,853,827)	(1,173,722)	(3,112,102)	(1,508)	(54,691,130)

Fiscal year ended March 31, 2021
Revenue	471,622	489,273	—	—	—	960,895
Net loss	(13,979,640)	(7,287,244)	(878,134)	(972,589)	—	(23,117,607)

As at March 31, 2022
Total assets	70,690,322	29,053,143	453,208	1,939,696	—	102,136,369
Total liabilities	6,671,519	27,017,980	41,763	1,444,834	1,512	35,177,608

As at March 31, 2021
Total assets	115,396,469	8,351,828	608,469	2,093,239	—	126,450,005
Total liabilities	5,027,297	6,138,106	118,859	1,603,085	—	12,887,347